Offerings	Nov. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 207,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,586.70
Offering Note	The amount of the registration fee is calculated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”) the registration fee has been calculated on the basis of the maximum aggregate offering price assuming that the full $207,000,000 offered in the offering is subscribed. The fee has been calculated pursuant to Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights to purchase Common Stock, par value $1.00 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The Rights are being issued without consideration. Pursuant to Rule 457(g), no separate registration fee is payable with respect to the Rights because they are being registered in the same registration statement as the Common Stock issuable upon exercise thereof.